Investments (Credit Quality of Agricultural and Residential Mortgage Loans) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 13,188	$ 12,378
% of Total	100.00%	100.00%
Residential Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 9,734	$ 6,369
% of Total	100.00%	100.00%
Less than 65%
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 12,399	$ 11,743
% of Total	94.00%	94.90%
65% to 75%
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 710	$ 533
% of Total	5.40%	4.30%
76% to 80%
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 21	$ 17
% of Total	0.20%	0.10%
Greater than 80%
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 58	$ 85
% of Total	0.40%	0.70%
Performing
Residential Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 9,408	$ 6,196
% of Total	96.70%	97.30%
Nonperforming
Residential Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 326	$ 173
% of Total	3.30%	2.70%